Regulatory Capital Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Ratios [Abstract]
Dividends paid	$ 12,000,000
Consolidated [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	136,022,000	129,569,000
For Capital Adequacy Purposes, Amount	60,639,000	60,791,000
Amount [Abstract]
Actual Amount	127,220,000	120,048,000
For Capital Adequacy Purposes, Amount	30,320,000	30,396,000
Ratios [Abstract]
Actual Ratio (in hundredths)	17.95%	17.06%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Actual Ratio (in hundredths)	16.78%	15.81%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Amount [Abstract]
Actual Amount	127,220,000	120,048,000
For Capital Adequacy Purposes, Amount	45,509,000	45,419,000
Ratios [Abstract]
Actual Ratio (in hundredths)	11.18%	10.57%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Colony Bank [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	127,833,000	131,024,000
For Capital Adequacy Purposes, Amount	60,542,000	60,638,000
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	75,678,000	75,797,000
Amount [Abstract]
Actual Amount	119,031,000	121,521,000
For Capital Adequacy Purposes, Amount	30,271,000	30,319,000
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	45,407,000	45,478,000
Ratios [Abstract]
Actual Ratio (in hundredths)	16.89%	17.29%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	10.00%	10.00%
Actual Ratio (in hundredths)	15.73%	16.03%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	6.00%	6.00%
Amount [Abstract]
Actual Amount	119,031,000	121,521,000
For Capital Adequacy Purposes, Amount	45,364,000	45,333,000
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	$ 56,705,000	$ 56,666,000
Ratios [Abstract]
Actual Ratio (in hundredths)	10.50%	10.72%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	5.00%	5.00%